Investment Edge® 15.0

Equitable Financial Life Insurance Company

Issued through: Separate Account No. 70

Contract Classes: Investment Edge®, Investment Edge® Select and Investment Edge® ADV

Summary Prospectus for Existing Investors

May 1, 2022

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH154183. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Investment Edge® 15.0 are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Investment Edge®, Investment Edge® Select and Investment Edge® ADV. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Important Information You Should Consider About The Contract

FEES AND EXPENSES
Charges for Early Withdrawals

Each series of the contract provides for different withdrawal charge periods and percentages.

Investment Edge® — If you surrender your contract, apply cash value to a non-life contingent annuity payout option, or withdraw money from an Investment Edge® contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions, withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

Investment Edge® Select — No withdrawal charge.

Investment Edge® ADV — No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. For Investment Edge® ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the contract value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1)	0.30%	1.25%
Investment options (Portfolio fees and expenses)(2)	0.56%	2.57%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.60%	40.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2021 and could change from year to year.

(3)  Expressed as an annual percentage of the Net Amount at Risk.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $827	Highest Annual Cost $3,226

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract series and Portfolio fees and expenses

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract series (Investment Edge® Select), optional benefits (Protected premium death benefit) and Portfolio fees and expenses

•   No sales charges or advisory fees

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

For more information see “About Separate Account No. 70” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Protected premium death benefit or Income Edge payment program (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

Withdrawals, including withdrawals to pay advisory fees, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

RESTRICTIONS

If you purchase an Investment Edge® ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit, the Protected premium death benefit, and payments under the Income Edge payment program, and may also be subject to federal and state income taxes and a 10% federal penalty tax. See “Fee based programs” in “Purchasing the contract” in the Prospectus.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH154183. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

Type	Portfolio Company - Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.96%	^	1.04%	13.77%	—
Asset Allocation	1290 VT DoubleLine Dynamic Allocation(1) — EIMG; DoubleLine Capital LP	1.20%	^	10.10%	9.09%	—
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.92%	^	-0.36%	2.96%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	26.40%	8.90%	11.12%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.28%	^	11.34%	3.81%	4.69%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		25.15%	10.62%	12.52%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.05%	^	3.95%	5.41%	—
Equity	1290 VT Low Volatility Global Equity — EIMG	0.90%	^	15.38%	9.30%	—
Equity	1290 VT Micro Cap(1) — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	10.96%	20.86%	—
Specialty	1290 VT Multi-Alternative Strategies(1) — EIMG	1.59%	^	3.09%	—	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.92%	^	30.04%	3.26%	—
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	25.80%	7.75%	—
Equity	1290 VT Small Cap Value(1) — EIMG; Blackrock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.15%	^	38.52%	11.39%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	23.08%	14.65%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		30.29%	18.59%	16.53%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.10%		12.04%	7.57%	6.90%
Fixed Income	EQ/AB Short Duration Government Bond — EIMG; AllianceBernstein L.P.	0.77%	^	-0.42%	0.89%	—
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.90%		12.90%	17.28%	14.90%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.14%		17.14%	12.85%	11.45%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.23%		10.92%	9.71%	8.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	23.02%	—	—
Equity	EQ/ClearBridge Large Cap Growth ESG(1) — EIMG; ClearBridge Investments, LLC	1.00%	^	21.67%	21.34%	16.67%
Equity	EQ/ClearBridge Select Equity Managed Volatility†(1) — EIMG; Blackrock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	25.06%	18.48%	15.36%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.68%		24.93%	17.20%	15.53%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	2.70%	4.46%	3.64%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.65%	^	-2.08%	2.34%	1.74%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.27%	^	-0.55%	8.76%	—
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.55%	^	27.98%	17.78%	15.84%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	25.22%	—	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	26.76%	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.65%	^	-2.18%	1.47%	0.90%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.79%		10.91%	8.03%	6.81%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.15%	^	15.10%	17.60%	13.64%

Type	Portfolio Company - Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc., Invesco Asset Management Ltd.	1.18%		20.99%	—	—
Equity	EQ/Invesco International Growth — EIMG; Invesco Advisers, Inc.	1.14%		5.78%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC(2)	1.04%		16.83%	18.93%	12.40%
Equity	EQ/JPMorgan Value Opportunities(1) — EIMG; J.P. Morgan Investment Management Inc.	0.96%		23.18%	11.70%	14.05%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		26.70%	24.37%	18.92%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.73%		24.20%	10.43%	12.20%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	5.92%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	16.20%	21.12%	16.97%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	9.35%	13.97%	9.75%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	10.24%	—	—
Specialty	EQ/MFS Technology(1) — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.12%		13.76%	—	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	13.92%	—	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.66%	^	23.87%	12.32%	13.42%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.07%		8.43%	8.07%	6.92%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		12.67%	10.55%	9.26%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; BNY Mellon Investment Adviser, Inc.	0.70%		0.16%	0.71%	0.35%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.17%	^	2.78%	26.15%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	0.92%	^	4.01%	4.72%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%	^	-1.44%	—	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	-0.49%	1.21%	0.92%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.62%		15.10%	11.78%	12.83%
Equity	EQ/T. Rowe Price Growth Stock — EIMG; T. Rowe Price Associates, Inc.	1.00%	^	13.82%	21.74%	18.20%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	9.51%	—	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		25.38%	9.61%	11.64%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	35.48%	—	—
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., Allianz Global Investors U.S. LLC, Wellington Management Company LLP	1.24%	^	20.81%	29.43%	22.07%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†”. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(2)

This is the Investment Manager or Sub Adviser’s (together the “Adviser”) new name, as applicable. The Adviser’s former name is Janus Capital Management LLC which may continue to be used in certain documents for a period of time after the date of this prospectus.

Unaffiliated Portfolio Companies:

Type	Portfolio Company - Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Asset Allocation	7TwelveTM Balanced Portfolio(1) — 7Twelve Advisors, LLC	1.41%		13.79%	6.76%	—
Equity	AB VPS Growth and Income Portfolio — AllianceBernstein L.P.	0.84%	^	27.84%	12.58%	13.39%
Equity	AB VPS Small/Mid Cap Value Portfolio — AllianceBernstein L.P.	1.05%		35.60%	9.88%	12.85%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.13%	^	22.57%	22.11%	14.95%
Equity	ALPS | Red Rocks Global Opportunity Portfolio — ALPS Advisors, Inc/Red Rocks Capital LLC	1.64%	^	23.93%	15.66%	—
Fixed Income	American Century VP Inflation Protection Fund — American Century Investment Management, Inc.	0.71%		6.27%	5.01%	2.82%
Asset Allocation	American Funds Insurance Series® Asset Allocation Fund — Capital Research and Management Company	0.80%		14.84%	11.43%	11.10%
Equity	American Funds Insurance Series® Global Growth Fund — Capital Research and Management Company	0.92%	^	16.14%	19.39%	15.41%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	6.43%	15.16%	12.24%
Equity	American Funds Insurance Series® Growth-Income Fund — Capital Research and Management Company	0.79%		23.80%	16.10%	15.14%
Equity	American Funds Insurance Series® International Growth and Income Fund — Capital Research and Management Company	1.03%	^	5.09%	8.49%	6.72%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	4.63%	12.96%	8.41%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC	1.00%	^	6.42%	9.71%	7.68%
Equity	ClearBridge Variable Aggressive Growth Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%		10.04%	11.38%	13.53%
Equity	ClearBridge Variable Dividend Strategy Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.99%		26.61%	15.12%	13.69%
Asset Allocation	Delaware Ivy VIP Asset Strategy(1) — Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	^	10.44%	11.36%	8.01%
Equity	Delaware Ivy VIP Small Cap Growth(2) — Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited	1.14%	^	3.99%	15.83%	12.85%
Equity	Delaware VIP® Emerging Markets Series — Delaware Management Company; Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited	1.48%	^	-3.13%	11.70%	6.84%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.18%		3.63%	3.19%	3.53%
Fixed Income	Federated Hermes High Income Bond Fund II — Federated Investment Management Company	1.07%	^	4.44%	5.28%	6.06%
Equity	Federated Hermes Kaufmann Fund II — Federated Equity Management Company of Pennsylvania; Federated Global Investment Management Corporation	1.75%		2.26%	18.38%	16.40%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.86%		25.31%	13.32%	13.00%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.91%		3.44%	5.11%	4.47%
Asset Allocation	First Trust Multi Income Allocation Portfolio — First Trust Advisors L.P.	1.16%	^	12.69%	6.37%	—
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio — First Trust Advisors L.P.	1.19%		12.25%	9.54%	—
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	11.68%	8.64%	8.96%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		16.75%	7.45%	7.38%
Specialty	Franklin Multi-Asset Dynamic Multi-Strategy VIT — Legg Mason Partners Fund Advisor, LLC; Franklin Advisers, Inc. and Western Asset Management Company	1.27%		12.65%	4.72%	5.09%
Asset Allocation	Franklin Mutual Shares VIP Fund — Franklin Mutual Advisers, LLC	0.98%		19.17%	6.44%	9.00%
Specialty	Guggenheim VIF Global Managed Futures Strategy Fund — Security Investors, LLC, which operates under the name Guggenheim Investments	1.77%	^	0.82%	2.06%	-0.52%
Equity	Hartford Capital Appreciation HLS Fund(1) — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.17%		14.18%	15.28%	14.16%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.10%		24.91%	18.48%	16.83%

Type	Portfolio Company - Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2021)
				1 year	5 year	10 year
Asset Allocation	Invesco V.I. Balanced-Risk Allocation Fund — Invesco Advisers, Inc.	1.13%	^	9.26%	7.18%	5.99%
Specialty	Invesco V.I. Health Care Fund(1) — Invesco Advisers, Inc.	1.22%		12.05%	14.48%	13.68%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.19%		4.00%	4.38%	5.34%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		20.09%	13.16%	12.01%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC(3)	0.86%		16.91%	14.10%	11.53%
Fixed Income	Janus Henderson Flexible Bond Portfolio — Janus Henderson Investors US LLC(3)	0.82%	^	-1.11%	3.98%	3.43%
Equity	Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio — Janus Henderson Investors US LLC(3)(4)	0.82%		21.34%	12.12%	—
Asset Allocation	JPMorgan Insurance Trust Global Allocation Portfolio — J.P. Morgan Investment Management Inc.	1.19%	^	9.26%	9.98%	—
Asset Allocation	JPMorgan Insurance Trust Income Builder Portfolio — J.P. Morgan Investment Management Inc.	0.89%	^	8.22%	6.68%	—
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.89%		3.28%	5.66%	6.33%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	26.51%	16.95%	15.17%
Equity	MFS® Research Series — Massachusetts Financial Services Company	1.03%	^	24.51%	17.65%	15.35%
Equity	MFS® Value Series — Massachusetts Financial Services Company	0.95%	^	25.16%	11.97%	13.13%
Equity	Neuberger Berman International Equity Portfolio — Neuberger Berman Investment Advisers LLC	1.54%	^	13.35%	11.39%	8.73%
Specialty	Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio — Neuberger Berman Investment Advisers LLC	1.06%	^	17.94%	7.91%	—
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	1.03%	^	33.11%	5.61%	-1.98%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.12%		-2.66%	4.44%	4.31%
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Pacific Investment Management Company LLC	0.92%		-4.16%	3.11%	1.54%
Asset Allocation	PIMCO Global Managed Asset Allocation Portfolio — Pacific Investment Management Company LLC	1.21%	^	12.60%	10.59%	6.03%
Fixed Income	PIMCO Income Portfolio(2) — Pacific Investment Management Company LLC	0.92%		1.89%	4.95%	—
Fixed Income	Putnam VT Diversified Income Fund — Putnam Investment Management, LLC; Putnam Investments Limited	1.02%		-6.95%	1.70%	3.07%
Asset Allocation	Putnam VT Global Asset Allocation Fund — Putnam Investment Management, LLC; Putnam Investments Limited, The Putnam Advisory Company, LLC	1.09%		13.95%	9.90%	9.85%
Asset Allocation	Putnam VT Multi-Asset Absolute Return Fund(2) — Putnam Investment Management, LLC; Putnam Investments Limited, The Putnam Advisory Company, LLC	1.20%	^	0.75%	-0.52%	0.97%
Equity	Putnam VT Research Fund — Putnam Investment Management, LLC; Putnam Investments Limited, The Putnam Advisory Company, LLC	0.98%		24.13%	18.44%	16.39%
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%	^	25.22%	10.74%	11.54%
Specialty	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.76%	^	-4.99%	-0.94%	1.13%
Specialty	VanEck VIP Emerging Markets Bond Fund — Van Eck Associates Corporation	1.10%	^	-4.05%	4.40%	1.17%
Specialty	VanEck VIP Global Resources Fund(1) — Van Eck Associates Corporation	1.34%		18.68%	1.99%	-0.37%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)	This investment option is only available if you purchased your contract before approximately October 22, 2018.
(2)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(3)

This is the Investment Manager or Sub Adviser’s (together the “Adviser”) new name, as applicable. The Adviser’s former name is Janus Capital Management LLC which may continue to be used in certain documents for a period of time after the date of this prospectus.

(4)	The Portfolio’s former name is Janus Henderson U.S. Low Volatility Portfolio. In addition, Intech Investment Management LLC is no longer a Sub Adviser on or about June 10, 2022.

Investment Edge® 15.0

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Investment Edge® 15.0, the Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2022 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH154183.

Class/Contract Identifier: C000158484

(#267300)